Ordinary shares	12 Months Ended
Dec. 31, 2015
Ordinary shares.
Ordinary shares

16.Ordinary shares

In June 2015, the Company issued 6,842,106 ADSs, equivalent to 20,526,318 Class B ordinary shares, as a result of a secondary public offering. In addition, the Company issued 11,450,000 shares of Class B ordinary shares as a result of the exercise of the 2014 Baidu Warrants (Note 21).

On October 26, 2015, the Company’s largest shareholder, Baidu, Inc., exchanged 178,702,519 Class A ordinary shares and 11,450,000 Class B ordinary shares of its ownership interest in the Company with Ctrip. The exchange ratio was 1 Qunar ADS to 0.725 Ctrip ADSs.  Upon the completion of the transaction, Ctrip owns 190,152,519 Class B ordinary shares of Qunar and became the largest shareholder of the Company.

For the year ended December 31, 2015, 210,781,507 shares of Class A ordinary shares were exchanged into Class B ordinary shares. 42,070,053 shares of Class B ordinary shares were issued from share options exercised.

As of December 31, 2015, there were 13,517,672 and 419,204,400 Class A and Class B ordinary shares outstanding, respectively.